Financial Risk Management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Detail)
₺ in Thousands, € in Thousands, дин in Thousands, ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 RSD (дин)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 RON ( )	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 479,501										$ 883,171	$ 288,189
Marketable securities	5,010										28,327
Accounts receivable and other	78,344										54,315
Accounts payable and accrued liabilities	(110,651)										$ (90,705)
Canadian dollar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 18,280
Marketable securities		6,286
Accounts receivable and other		13,706
Accounts payable and accrued liabilities		(30,900)
Other non-current liability		(1,269)
Net balance	4,865	$ 6,103
Australian dollar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents					$ 482
Accounts receivable and other					4
Accounts payable and accrued liabilities					(42)
Net balance	347				$ 444
Euro [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €				€ 13,030
Accounts receivable and other | €				24,508
Accounts payable and accrued liabilities | €				(45,751)
Other non-current liability | €				(6,516)
Net balance	(17,664)			€ (14,729)
Turkish lira [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺								₺ 4,965
Accounts receivable and other | ₺								60,111
Accounts payable and accrued liabilities | ₺								(50,099)
Other non-current liability | ₺								(17,999)
Net balance	(802)							₺ (3,022)
Chinese renminbi [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ¥									¥ 77
Net balance	12								¥ 77
Serbian Dinar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | дин							дин 4,845
Accounts receivable and other | дин							43,157
Accounts payable and accrued liabilities | дин							(9,000)
Net balance	394						дин 39,002
Romanian lei [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents |										9,730
Accounts receivable and other |										7,542
Accounts payable and accrued liabilities |										(6,174)
Net balance	2,874									11,098
Great British pound [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | £						£ 366
Net balance	495					£ 366
Brazilian real [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | R$			R$ 15,991
Accounts receivable and other | R$			12,547
Accounts payable and accrued liabilities | R$			(5,559)
Net balance	$ 6,946		R$ 22,979